Financial risk management - Disclosure of trade receivables (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	€ 48,868	€ 39,781
Loss allowance	(6,211)	(6,308)	€ (5,904)
Not yet due
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	33,279	28,046
0-90 days overdue
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	10,498	8,816
Loss allowance		(63)
90-180 days overdue
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	4,332	1,135
Loss allowance		(285)
>180 days overdue
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	759	1,784
Loss allowance		(5,960)
Gross carrying amount [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	55,079	46,089
Loss allowance	(6,211)
Gross carrying amount [member] | Not yet due
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	33,279	28,046
Gross carrying amount [member] | 0-90 days overdue
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	10,616	8,879
Loss allowance	(118)
Gross carrying amount [member] | 90-180 days overdue
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	4,618	1,420
Loss allowance	(286)
Gross carrying amount [member] | >180 days overdue
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	6,566	€ 7,744
Loss allowance	€ (5,807)